OTHER CURRENT LIABILITIES (Details) (USD $)	1 Months Ended			12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Frontline Ltd [Member]
Other Liabilities Disclosure [Abstract]
Deferred charter revenue		$ 1,311,000	$ 1,245,000
Prepaid charter income		2,544,000	7,321,000
Employee taxes		900,000	689,000
Other		11,816,000	79,000
Other current liabilities		16,571,000	9,334,000
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter	$ 40,000,000			$ 11,700,000